Income tax - Disclosure of reconciliation between expense of income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit calculated at statutory tax rates	$ (3,291)	$ (2,599)	$ (7,989)
Effect of differences between statutory tax rates and foreign effective tax rates	4,513	1,999	2,804
Non-taxable other income	(627)	(235)	(274)
Non-deductible expenses	3,202	1,338	6,784
Valuation allowance	(1,558)	(462)	(1,188)
Outside basis difference	(400)	(62)	518
Additional deduction of research and development expenses	(270)
Others	64	68
Income tax expense	$ 1,633	$ 47	$ 655